Note 15 - Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Canadian federal scientific research & experimental development expenditures	$ 18,830,851	$ 20,251,089
Unclaimed investment tax credits	3,508,087	$ 3,887,669
Canada
Non-capital loss carryforward	$ 55,435,312